SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2019, 2018 and 2017 are presented below:

	2019	2018	2017
Unpaid acquisition of PPE	1,331,105	473,413	460,879
Principal payment of financial lease (1)	149,238	156,861	101,645
Capitalization of finance costs	446,195	-	-

(1) Cancelled through compensation with trade receivables with the creditor. See Note 13.